Other Deductions - Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other (Income) Deductions - Net [Line Items]
Interest income	$ (458)		$ (402)		$ (747)
Interest expense	1,681		1,797		1,232
Net interest expense	1,223	[1]	1,395	[1]	485	[1]
Royalty-related income	(570)		(579)		(243)
Net gains on asset disposals	(1)	[2]	(262)	[2]	(188)	[2]
Certain legal matters, net	790	[3]	1,737	[3]	234	[3]
Certain asset impairment charges	863	[4]	2,175	[4]	417	[4]
Gain related to ViiV					(482)	[5]
Other, net	174		(130)		62
Other deductions-net	$ 2,479		$ 4,336		$ 285

[1]	2011 vs. 2010 - Interest income increased due to higher cash balances and higher interest rates earned on investments. Interest expense decreased due to lower long- and short-term debt balances and the conversion of some fixed-rate liabilities to floating rate liabilities. 2010 vs. 2009 - Interest expense increased due to our issuance of $13.5 billion of senior unsecured notes on March 24, 2009 and approximately $10.5 billion of senior unsecured notes on June 3, 2009, primarily related to the acquisition of Wyeth, as well as the addition of legacy Wyeth debt. Interest income decreased due to lower interest rates, coupled with lower average cash balances. Capitalized interest expense totaled $50 million in 2011, $36 million in 2010 and $34 million in 2009.
[2]	In 2010 and 2009, represents gains on sales of certain investments and businesses. Net gains primarily include realized gains and losses on sales of available-for-sale securities: in 2011, 2010 and 2009, gross realized gains were $79 million, $153 million and $186 million, respectively. Gross realized losses were $73 million in 2011, $12 million in 2010 and $43 million in 2009. Proceeds, primarily from the sale of available-for-sale securities, were $10.2 billion in 2011, $5.3 billion in 2010 and $27.0 billion in 2009.
[3]	In 2011, primarily relates to charges for hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc.
[4]	The majority of the asset impairment charges for 2011 and 2010 are related to intangible assets, including in-process research and development (IPR&D) assets, which were acquired as part of our acquisition of Wyeth. In 2011, the impairment charges of $863 million include (i) approximately $475 million of IPR&D assets, primarily related to two compounds for the treatment of certain autoimmune and inflammatory diseases; (ii) approximately $195 million related to our biopharmaceutical indefinite-lived brand, Xanax; and (iii) approximately $185 million of Developed Technology Rights comprising the impairments of five assets. These impairment charges reflect, among other things, the impact of new scientific findings and the increased competitive environment. The impairment charges are associated with the following: Worldwide Research and Development ($394 million); Established Products ($193 million); Specialty Care ($135 million); Primary Care ($56 million); Oncology ($56 million); Animal Health ($17 million); and other ($12 million). In 2010, the impairment charges of $2.2 billion include (i) approximately $950 million of IPR&D assets, primarily Prevnar 13/Prevenar 13 Adult, a compound for the prevention of pneumococcal disease in adults age 50 and older, and Neratinib, a compound for the treatment of breast cancer; (ii) approximately $700 million of indefinite-lived Brands, related to Third Age, infant formulas for the first 12-36 months of age, and Robitussin, a cough suppressant; and (iii) approximately $550 million of Developed Technology Rights, primarily Thelin, a product that treated pulmonary hypertension, and Protonix, a product that treats erosive gastroesophageal reflux disease. These impairment charges, most of which occurred in the third quarter of 2010, reflect, among other things, the following: for IPR&D assets, the impact of changes to the development programs, the projected development and regulatory timeframes and the risk associated with these assets; for Brand assets, the current competitive environment and planned investment support; and, for Developed Technology Rights, in the case of Thelin, we voluntarily withdrew the product in regions where it was approved and discontinued all clinical studies worldwide, and for the others, an increased competitive environment. The impairment charges are generally associated with the following: Specialty Care ($708 million); Oncology ($396 million); Nutrition ($385 million); Consumer Healthcare ($292 million); Established Products ($182 million); Primary Care ($145 million); Worldwide Research and Development ($54 million); and other ($13 million). In 2009, the impairment charge of $417 million primarily relates to certain materials used in our research and development activities that were no longer considered recoverable.
[5]	Represents a gain related to ViiV, an equity method investment, which is focused solely on research, development and commercialization of HIV medicines (see Note 2F. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments).